Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 58,673	$ 52,267	$ 45,455
Finished goods	188,695	208,033	186,954
Total inventory	$ 247,368	$ 260,300	$ 232,409